UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22672

Name of Fund: BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Alternatives

    Allocation Master Portfolio LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22672
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Alternatives Allocation Master Portfolio LLC

============ BlackRock Alternatives Allocation Master Portfolio LLC ============

ARES CAPITAL CORPORATION

Ticker:       ARCC           Security ID:  04010L103
Meeting Date: JUN 04, 2013   Meeting Type: Annual
Record Date:  APR 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank E. O'Bryan         For       For          Management
1.2   Elect Director Antony P. Ressler        For       For          Management
1.3   Elect Director Eric B. Siegel           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)

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GOLUB CAPITAL BDC, INC.

Ticker:       GBDC           Security ID:  38173M102
Meeting Date: FEB 05, 2013   Meeting Type: Annual
Record Date:  DEC 07, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lawrence E. Golub        For       For          Management
1.2   Elect Director William M. Webster, IV   For       For          Management
2     Ratify Auditors                         For       For          Management

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HERCULES TECHNOLOGY GROWTH CAPITAL, INC.

Ticker:       HTGC           Security ID:  427096508
Meeting Date: MAY 29, 2013   Meeting Type: Annual
Record Date:  APR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Manuel A. Henriquez      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)
5     Authorize the Company to Offer and      For       For          Management
      Issue Debt with Warrants or
      Convertible into Shares of Its Common
      Stock at An Exercise or Conversion
      Price, Will not be Less than the
      Market Value But May Be Below the
      Company's Then Current NAV

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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: MAY 29, 2013   Meeting Type: Annual
Record Date:  APR 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank M. Semple          For       For          Management
1.2   Elect Director Donald D. Wolf           For       For          Management
1.3   Elect Director Keith E. Bailey          For       For          Management
1.4   Elect Director Michael L. Beatty        For       Withhold     Management
1.5   Elect Director Charles K. Dempster      For       For          Management
1.6   Elect Director Donald C. Heppermann     For       For          Management
1.7   Elect Director Randall J. Larson        For       For          Management
1.8   Elect Director Anne E. Fox Mounsey      For       For          Management
1.9   Elect Director William P. Nicoletti     For       For          Management
2     Ratify Auditors                         For       For          Management

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PENNANTPARK INVESTMENT CORPORATION

Ticker:       PNNT           Security ID:  708062104
Meeting Date: FEB 26, 2013   Meeting Type: Special
Record Date:  DEC 11, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)

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PENNANTPARK INVESTMENT CORPORATION

Ticker:       PNNT           Security ID:  708062104
Meeting Date: FEB 26, 2013   Meeting Type: Annual
Record Date:  DEC 11, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Arthur H. Penn           For       For          Management
2     Ratify Auditors                         For       For          Management

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THL CREDIT, INC.

Ticker:       TCRD           Security ID:  872438106
Meeting Date: JUN 10, 2013   Meeting Type: Annual
Record Date:  APR 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Downes          For       For          Management
1.2   Elect Director Nancy Hawthorne          For       For          Management
1.3   Elect Director Keith W. Hughes          For       For          Management
1.4   Elect Director James K. Hunt            For       For          Management
1.5   Elect Director John A. Sommers          For       For          Management
1.6   Elect Director David P. Southwell       For       For          Management
2     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)
3     Authorize the Company to Offer and      For       For          Management
      Issue Debt with Warrants or
      Convertible into Shares of Its Common
      Stock at An Exercise or Conversion
      Price, Will not be Less than the
      Market Value But May Be Below the
      Company's Then Current NAV

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 27, 2013